Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Income from Continuing Operations, Income, Earnings	$ 85,979,000	$ 81,831,000	$ 74,037,000
Income from Continuing Operations, Earnings per Share	$ 4.19	$ 3.62	$ 3.30
Income from Continuing Operations, Diluted Earnings per Share	$ 4.10	$ 3.55	$ 3.26
Net Income, Earnings	85,979,000	81,831,000	73,784,000
Net Income, Earnings per Share	$ 4.19	$ 3.62	$ 3.29
Net Income, Diluted Earnings per Share	$ 4.10	$ 3.55	$ 3.24
Income from Continuing Operations, Earnings, Shares	20,523,000	22,587,000	22,451,000
Dilutive stock options	335,000	348,000	229,000
Nonvested stock awards	87,000	96,000	62,000
Income from Continuing Operations, Diluted Earnings, Shares	20,945,000	23,031,000	22,742,000
Stock options excluded from computation of earnings per share	1,300,000	970,900	819,917
Issuance of Notes that may impact future diluted earnings per share	$ 200,000,000